Segment reporting	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Segment reporting
2.5.3 Segment reporting
The chief operating decision-maker (CODM), who is responsible for making strategic decisions, allocating resources and assessing performance of the Group, has been identified as the Board of Directors.
Since the acquisition of the oncological platform in 2015, the management and the CODM have determined that there are two operating segments, being:

-	the immuno-oncology segment regrouping all assets developed based on the CAR-T cell platform, and.

-	the cardiology segment, regrouping the Cardiopoiesis platform and C-Cath ez .
Corporate segment includes costs for general and administration functions not allocated to the other business segments.
Although the Group is currently active in Europe and in the United States, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level currently exists and hence is also not considered by the Board of Directors for assessing performance or allocating resources.
The CODM is not reviewing assets by segments, hence no segment information per asset is disclosed. As of June 30, 2020, the main Group’s non-current
assets are located in Belgium.
Since mid of 2016, the Group is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2020, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the Six-month period ended June 30, 2019
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(94)	(12 612)	—	(12 706)
General & Administrative expenses	—	—	(4 506)	(4 506)
Net Other income/(loss)	134	927	201	1 262
Operating Profit/(Loss)	40	(11 685)	(4 305)	(15 950)
Net financial income/(loss)	93	(93)	(15)	(15)
Profit/(Loss) before taxes	133	(11 778)	(4 320)	(15 965)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2019	133	(11 778)	(4 320)	(15 965)

	For the Six-month period ended June 30, 2020
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(72)	(11 069)	—	(11 141)
General & Administrative expenses	—	—	(4 789)	(4 789)
Net Other income/(loss)	10	(840)	200	(630)
Operating Profit/(Loss)	(57)	(11 908)	(4 589)	(16 555)
Net financial income/(loss)	—	(87)	45	(42)
Profit/(Loss) before taxes	(57)	(11 995)	(4 545)	(16 597)
Income Taxes	—	—	(0)	(0)
Profit/(Loss) for the year 2020	(57)	(11 995)	(4 545)	(16 597)